PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
SUMMARY OF PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31, 2022	March 31, 2022
Building and building improvements	$8,975,813	$8,976,878
Computer software	1,025,586	875,925
Furniture and fixtures	237,045	237,045
Computer equipment	223,424	223,424
Vehicles	27,851	-
Leasehold improvements and other	371,124	263,208
Total property and equipment	10,860,843	10,576,480
Impairment of property and equipment	-	(100,165)
Accumulated depreciation and amortization	(1,423,299)	(891,174)
	$9,437,544	$9,585,141

Property and equipment consist of the following:

	As of March 31,
	2022	2021
Building and building improvements	$8,976,878	$-
Computer software	875,925	734,510
Furniture and fixtures	237,045	230,685
Computer equipment	223,424	197,419
Leasehold improvements and other	263,208	106,877
Total property and equipment	10,576,480	1,269,491
Impairment of property and equipment	(100,165)	-
Accumulated depreciation and amortization	(891,174)	(381,541)
	$9,585,141	$887,950